Subsequent Events - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Mar. 26, 2020 JPY (¥) shares	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of equity method investment | ¥		¥ 23,332	¥ 14,214	¥ 5,566
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of equity method investment | ¥	¥ 15,000
Threshold percentage for purchase of voting rights	50.00%
Directors [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Share-based payment award, number of shares authorized | shares	3,024,000
Multiplying Factor	1.05
Stock options allotted fraction	less than one yen
Stock option exact exercise period	3 years
Outside Directors [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Share-based payment award, number of shares authorized | shares	24,000
Multiplying Factor	1.05
Stock options allotted fraction	less than one yen
Stock option exact exercise period	3 years